Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	£ 3,701	£ 4,300	£ 2,882
Non-controlling interests in the Consolidated balance sheet	6,952	(109)
Turnover	33,754	30,821	30,186
Profit/(loss) after taxation	623	423	637
Other comprehensive (expense)/income	(1,567)	254	713
Total comprehensive income	548	422	488
Non-current assets	60,201	41,139
Current assets	19,491	16,927
Total assets	79,692	58,066
Current liabilities	(24,050)	(22,491)
Non-current liabilities	(37,285)	(31,903)
Total liabilities	(61,335)	(54,394)
Net assets	18,357	3,672
Net cash inflow from operating activities	8,020	8,421	6,918
Net cash inflow/(outflow) from investing activities	(5,354)	(1,553)	(1,443)
Net cash outflow from financing activities	(1,840)	(6,389)	(6,380)
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	482	254	187
Dividends paid to non-controlling interests	(310)	(332)	(381)
Non-controlling interests in the Consolidated balance sheet	(344)	(543)	(476)
Turnover	4,816	4,665	4,269
Profit/(loss) after taxation	2,574	560	825
Other comprehensive (expense)/income	(29)	19	20
Total comprehensive income	2,545	579	845
Non-current assets	2,660	2,787
Current assets	2,905	2,643
Total assets	5,565	5,430
Current liabilities	(2,742)	(2,638)
Non-current liabilities	(7,811)	(8,895)
Total liabilities	(10,553)	(11,533)
Net assets	(4,988)	(6,103)
Net cash inflow from operating activities	2,375	2,212	2,132
Net cash inflow/(outflow) from investing activities	(202)	(237)	(207)
Net cash outflow from financing activities	(1,947)	(1,982)	(1,820)
Increase/(Decrease) in cash and bank overdrafts in the year	226	£ (7)	£ 105
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	69
Non-controlling interests in the Consolidated balance sheet	6,911
Turnover	4,240
Profit/(loss) after taxation	150
Other comprehensive (expense)/income	(721)
Total comprehensive income	(571)
Non-current assets	29,899
Current assets	5,713
Total assets	35,612
Current liabilities	(4,219)
Non-current liabilities	(4,027)
Total liabilities	(8,246)
Net assets	27,366
Net cash inflow from operating activities	1,014
Net cash inflow/(outflow) from investing activities	(776)
Net cash outflow from financing activities	(78)
Increase/(Decrease) in cash and bank overdrafts in the year	£ 160